Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 17:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands

Management fees, directors, and consulting fees	240	262	263
Share-based payments	3	14	37

	243	276	300

Number of persons	8	8	8

The Company pays to an accounting firm of which the company's CFO is a Partner (“accounting firm”), a monthly fees of NIS 15 thousand (approximately $4 thousand) for controller and bookkeeping services. Total fees for controller and bookkeeping services for the years ended 2023, 2022 and 2021 were approximately $49 thousand, $53 thousand and $66 thousands respectively.

In addition, as of December 31, 2023 and 2022, the Company’s balances with key management personnel and the accounting firm, totaled approximately $32 thousand and $34 thousands (all of which were linked to the NIS).

For further information regarding share-based payment to related parties, see also Note 12 above and Note 19.

InterCure Ltd:

As of December 31, 2023 and 2022, the Company's share in the shares of InterCure Ltd was 1.04%.

The Company's investment in the shares of InterCure Ltd is presented as Marketable securities.

As of December 31, 2023 and 2022, the Company’s balances of InterCure Ltd's shares total approximately $605 thousand and $1,627 thousand, respectively. See also Note 6.

The Company subleases an office from Canndoc Ltd., which is a subsidiary of InterCure Ltd. During 2023, 2022 and 2021, the Company recorded rent expenses of approximately $11 thousands, $5 thousands and $14 thousands to Canndoc Ltd. As of December 31, 2023, the balance due from Canndoc Ltd was $3 thousands.

Regarding investment agreement signed subsequent to balance sheet date with one of the Company’s shareholders see Note 1d.